UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Income Research & Management
Address: 100 Federal Street
         31st Floor
         Boston, MA  02110

13F File Number:  028-10329

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Kizik
Title:     CCO
Phone:     (617) 330-9333

Signature, Place, and Date of Signing:

   /s/  Richard Kizik     Boston, MA     May 10, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    32

Form 13F Information Table Value Total:    $557,320 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHENY TECHNOLOGIES INC     NOTE 4.250% 6/0  01741RAD4    11079     8790 PRN      SOLE                      180        0     8610
ALZA CORP                      SDCV 7/2         02261WAB5     7073     7515 PRN CALL SOLE                      205        0     7310
AMGEN INC                      NOTE 0.375% 2/0  031162AQ3    30351    29665 PRN      SOLE                      425        0    29240
ARCHER DANIELS MIDLAND CO      NOTE 0.875% 2/1  039483AW2    28109    27460 PRN      SOLE                      425        0    27035
BANK OF AMERICA CORPORATION    7.25%CNV PFD L   060505682     7698     7865 SH       SOLE                        0        0     7865
COSTCO COMPANIES INC           NOTE 8/1         22160QAC6     5457     2646 PRN PUT  SOLE                       70        0     2576
CSX CORP                       DBCV 10/3        126408GA5     4915     2145 PRN CALL SOLE                       55        0     2090
DANAHER CORP DEL               NOTE 1/2         235851AF9    15144     9305 PRN CALL SOLE                      160        0     9145
DOMINION RES INC VA NEW        NOTE 2.125%12/1  25746UAT6    19849    13423 PRN PUT  SOLE                      255        0    13168
E M C CORP MASS                NOTE 1.750%12/0  268648AM4    38844    20625 PRN      SOLE                      270        0    20355
FORD MTR CO DEL                NOTE 4.250%11/1  345370CN8     3266     2040 PRN      SOLE                       60        0     1980
GILEAD SCIENCES INC            NOTE 1.000% 5/0  375558AN3    16627    13555 PRN      SOLE                      235        0    13320
GILEAD SCIENCES INC            NOTE 1.625% 5/0  375558AP8    20654    16082 PRN      SOLE                      290        0    15792
GOLDCORP INC NEW               NOTE 2.000% 8/0  380956AB8    13602    11245 PRN      SOLE                      205        0    11040
HEALTH CARE REIT INC           NOTE 3.000%12/0  42217KAR7     8336     7233 PRN PUT  SOLE                       43        0     7190
INTEL CORP                     SDCV 2.950%12/1  458140AD2    38671    33375 PRN CALL SOLE                      635        0    32740
JEFFERIES GROUP INC NEW        DBCV 3.875%11/0  472319AG7    22772    23570 PRN PUT  SOLE                     2000        0    21570
MEDTRONIC INC                  NOTE 1.625% 4/1  585055AM8   103632   101850 PRN      SOLE                    21473        0    80377
MOLSON COORS BREWING CO        NOTE 2.500% 7/3  60871RAA8    13205    12585 PRN      SOLE                      220        0    12365
NEWMONT MINING CORP            NOTE 1.625% 7/1  651639AJ5    25030    18985 PRN      SOLE                      310        0    18675
OLD REP INTL CORP              NOTE 3.750% 3/1  680223AH7    11055    11190 PRN      SOLE                      200        0    10990
PROLOGIS                       NOTE 1.875%11/1  74340XAR2     8329     8270 PRN CALL SOLE                      140        0     8130
PROLOGIS                       NOTE 2.625% 5/1  74340XAS0     7817     7750 PRN PUT  SOLE                      435        0     7315
PROLOGIS                       NOTE 3.250% 3/1  74340XAT8    11112     9810 PRN      SOLE                      180        0     9630
PROLOGIS                       NOTE 2.250% 4/0  743410AQ5     4020     3975 PRN PUT  SOLE                        0        0     3975
SYMANTEC CORP                  NOTE 1.000% 6/1  871503AF5    10606     9445 PRN      SOLE                      145        0     9300
TEVA PHARMACEUTICAL FIN LLC    DBCV 0.250% 2/0  88163VAE9    14844    13505 PRN CALL SOLE                      184        0    13321
TEXTRON INC                    NOTE 4.500% 5/0  883203BN0      540      250 PRN      SOLE                        0        0      250
TRANSOCEAN INC                 NOTE 1.500%12/1  893830AW9    21718    21840 PRN PUT  SOLE                       90        0    21750
VORNADO RLTY L P               DEB 3.875% 4/1   929043AC1     8866     8700 PRN PUT  SOLE                        0        0     8700
WELLS FARGO & CO NEW           PERP PFD CNV A   949746804    13680    12255 SH       SOLE                        0        0    12255
XILINX INC                     NOTE 2.625% 6/1  983919AF8    10419     7695 PRN      SOLE                      110        0     7585
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